Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net earnings		$ 70,300,000	$ 98,900,000	$ 105,500,000
Adjustments to net earnings for items not affecting cash:
Depreciation and amortization		135,400,000	89,100,000	76,500,000
Equity-settled SBC		34,100,000	33,400,000	30,100,000
Other charges (recoveries)		(86,100,000)	1,400,000	5,700,000
Finance costs		49,500,000	24,400,000	10,100,000
Income tax expense (recovery)		29,500,000	(17,000,000)	27,600,000
Other		24,200,000	(7,500,000)	(1,600,000)
Changes in non-cash working capital items:
Accounts receivable		153,700,000	(155,400,000)	(6,300,000)
Inventories		97,700,000	(224,000,000)	(139,600,000)
Other current assets		16,500,000	7,600,000	(2,000,000)
Accounts payable, accrued and other current liabilities and provisions		(158,800,000)	227,000,000	51,800,000
Non-cash working capital changes		109,100,000	(144,800,000)	(96,100,000)
Net income tax paid		(21,000,000)	(44,800,000)	(30,800,000)
Net cash provided by operating activities		345,000,000	33,100,000	127,000,000
Investing activities:
Acquisitions		2,700,000	(467,100,000)	0
Purchase of computer software and property, plant and equipment		(80,500,000)	(82,200,000)	(102,600,000)
Proceeds from sale of assets		116,500,000	3,700,000	800,000
Repayment of advances from solar supplier		0	0	12,500,000
Net cash provided by (used in) investing activities		38,700,000	(545,600,000)	(89,300,000)
Financing activities:
Lease payments		(38,200,000)	(17,000,000)	(6,500,000)
Issuance of capital stock		0	400,000	13,600,000
Repurchase of capital stock for cancellation		(67,300,000)	(75,500,000)	(19,900,000)
Purchase of treasury stock for stock-based plans		(9,200,000)	(22,400,000)	(16,700,000)
Finance costs and waiver fees paid	[1]	(46,500,000)	(36,000,000)	(10,200,000)
Net cash provided by (used in) financing activities		(326,200,000)	419,300,000	(79,700,000)
Net increase (decrease) in cash and cash equivalents		57,500,000	(93,200,000)	(42,000,000)
Cash and cash equivalents, beginning of year		422,000,000	515,200,000	557,200,000
Cash and cash equivalents, end of year		479,500,000	422,000,000	515,200,000
Payments for debt issue costs		2,900,000	12,900,000	0
Prior credit facility
Financing activities:
Borrowings under credit facility		0	163,000,000	0
Repayments under credit facility		0	(350,500,000)	(40,000,000)
New credit facility
Financing activities:
Borrowings under credit facility		48,000,000	759,000,000	0
Repayments under credit facility		$ (213,000,000)	$ (1,700,000)	$ 0

[1]	Finance costs paid includes debt issuance costs paid of $2.9 in 2019 (2018 — $12.9; 2017 — nil). We paid $2.0 in fees in Q4 2019 in connection with obtaining the Q4 2019 Waivers (see note 12).